RISK MANAGEMENT - Covid-19 effects on Market Risk (Details) - Interest Rate Risk $ in Thousands, $ in Millions	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
RISK MANAGEMENT
Assets sensitivity 50 bps	$ 859,122	$ 77,106	$ 759,905	$ 68,577
Liabilities sensitivity 50 bps	419,027	55,786	399,109	58,009
Net sensitivity 50 bps	$ 440,095	$ 21,320	$ 360,796	$ 10,568